Emerging Markets Core Fund
Portfolio of Investments
July 31, 2023 (unaudited)
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—71.9%
		Airport—0.0%
$ 403,000		Mexico City Airport Trust, Sec. Fac. Bond, 144A, 5.500%, 10/31/2046	$ 349,881
		Banking—2.3%
2,250,000		Banco De Bogota SA, Sub., REGS, 6.250%, 5/12/2026	2,186,194
750,000	[1]	Banco Do Brasil SA., Jr. Sub. Note, REGS, 6.250%, 10/15/2170	690,589
1,500,000		Banco Nacional de Comercio Exterior, Sub., REGS, 2.720%, 8/11/2031	1,268,571
400,000		Central American Bank, Sr. Unsecd. Note, 144A, 5.000%, 2/9/2026	395,484
500,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	497,750
3,000,000		Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, REGS, 5.125%, 6/22/2026	2,803,842
3,000,000		Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, REGS, 7.250%, 2/24/2027	2,957,700
3,000,000		Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, REGS, 9.758%, 11/13/2025	3,134,016
500,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	475,853
1,000,000	[1]	Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, 3.200%, 9/24/2026	933,009
		TOTAL	15,343,008
		Chemicals & Plastics—0.9%
3,800,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	2,886,533
3,500,000		Office Cherifien, Sr. Unsecd. Note, REGS, 3.750%, 6/23/2031	2,947,714
		TOTAL	5,834,247
		Finance—1.0%
2,500,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	2,427,652
3,000,000	[1]	MAF Global Securities, Jr. Sub. Deb., 6.375%, 3/20/2036	2,931,210
1,200,000		QNB Finansbank AS/Turkey, Sr. Unsecd. Note, REGS, 6.875%, 9/7/2024	1,204,080
		TOTAL	6,562,942
		Financial Intermediaries—0.2%
600,000		Huarong Finance 2017 Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	512,197
1,000,000		ICD Funding Ltd., Sr. Unsecd. Note, 3.223%, 4/28/2026	932,665
		TOTAL	1,444,862
		Oil & Gas—11.6%
10,900,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.875%, 1/13/2033	11,189,787
1,000,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 11/2/2051	695,019
1,200,000		Ecopetrol SA, Sr. Unsecd. Note, 8.625%, 1/19/2029	1,236,900
2,500,000		Pemex Project Funding Master Trust, Co. Guarantee, 6.625%, 6/15/2035	1,783,795
750,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 5.600%, 1/3/2031	719,734
8,300,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 6.500%, 7/3/2033	8,164,552
750,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 8.750%, 5/23/2026	805,195
750,000		Petroleos Mexicanos, 6.500%, 6/2/2041	486,797
5,000,000		Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	4,013,079
1,088,000		Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 10.000%, 2/7/2033	1,014,198
500,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.500%, 1/23/2026	448,006
5,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.490%, 1/23/2027	4,459,754
5,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	4,451,194
7,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.700%, 2/16/2032	5,400,025
6,800,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	4,382,300
5,900,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	3,767,494
5,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	3,484,066
2,900,000		Petroleos Mexicanos, Sr. Unsecd. Note, REGS, 10.000%, 2/7/2033	2,703,285

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Oil & Gas—continued
$ 5,150,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	$ 4,230,306
5,500,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	3,425,716
860,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	715,843
200,000	Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	182,048
2,000,000	Qatar Petroleum, Sr. Unsecd. Note, REGS, 3.125%, 7/12/2041	1,521,914
2,000,000	Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, REGS, 4.375%, 4/16/2049	1,702,372
400,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, 144A, 3.250%, 4/28/2025	385,117
1,100,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/12/2027	1,053,846
1,000,000	Southern Gas Corridor CJSC, Sr. Unsecd. Note, REGS, 6.875%, 3/24/2026	1,017,460
2,000,000	Thaioil Treasury Center Co. Ltd., Sr. Unsecd. Note, REGS, 2.500%, 6/18/2030	1,628,139
227,000	YPF Energia Electrica SA, Sr. Unsecd. Note, 144A, 10.000%, 7/25/2026	216,511
750,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	714,839
2,000,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	1,413,530
1,000,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 8.500%, 7/28/2025	940,050
	TOTAL	78,352,871
	Real Estate—0.1%
800,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	722,567
	Sovereign—50.5%
1,500,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	1,325,625
1,800,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	1,577,088
1,700,000	Angola, Government of, Sr. Unsecd. Note, REGS, 8.000%, 11/26/2029	1,502,375
1,500,000	Angola, Government of, Sr. Unsecd. Note, REGS, 8.250%, 5/9/2028	1,379,625
1,800,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.500%, 11/12/2025	1,804,500
13,385,876	Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	4,615,782
4,400,000	Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	1,477,400
18,692,671	Argentina, Government of, Sr. Unsecd. Note, 3.625%, 7/9/2035	5,796,673
3,250,000	Argentina, Government of, Sr. Unsecd. Note, 3.625%, 7/9/2046	1,010,738
13,000,000	Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	4,206,201
5,900,000	Argentina, Government of, Sr. Unsecd. Note, 4.250%, 1/9/2038	2,119,726
24,898,291	Argentina, Government of, Unsecd. Note, 0.750%, 7/9/2030	7,046,465
5,000,000	Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	1,487,500
13,000,000	Argentina, Government of, Unsecd. Note, 3.625%, 7/9/2035	3,802,500
3,000,000	Argentina, Government of, Unsecd. Note, 4.250%, 1/9/2038	952,500
1,300,000	Azerbaijan, Government of, Sr. Unsecd. Note, REGS, 3.500%, 9/1/2032	1,111,630
600,000	Bahamas, Government of, Sr. Unsecd. Note, 144A, 5.750%, 1/16/2024	588,750
500,000	Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.000%, 10/12/2028	516,290
3,800,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	3,818,711
1,000,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	1,018,674
1,500,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	1,548,870
EUR 1,300,000	Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	1,041,739
$ 1,000,000	Bolivia, Government of, Sr. Unsecd. Note, 144A, 4.500%, 3/20/2028	686,750
2,900,000	Bolivia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 3/20/2028	1,991,575
CLP 1,875,000,000	BONOS TESORERIA PESOS, Unsecd. Note, 2.500%, 3/1/2025	2,147,116
$ 3,000,000	Brazil, Government of, Bond, 8.250%, 1/20/2034	3,484,833
BRL 10,000,000	Brazil, Government of, Series NTNF, 10.000%, 1/1/2025	2,111,454
$ 5,000,000	Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	4,366,682
3,000,000	Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	2,294,243
18,200,000	Brazil, Government of, Sr. Unsecd. Note, 6.000%, 10/20/2033	18,040,781
4,500,000	Colombia, Government of, 7.375%, 9/18/2037	4,437,577
800,000	Colombia, Government of, Bond, 10.375%, 1/28/2033	928,145

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 4,500,000	Colombia, Government of, Sr. Unsecd. Note, 3.250%, 4/22/2032	$ 3,441,440
6,000,000	Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	5,346,886
1,300,000	Colombia, Government of, Sr. Unsecd. Note, 5.200%, 5/15/2049	943,897
6,513,000	Colombia, Government of, Sr. Unsecd. Note, 7.500%, 2/2/2034	6,574,103
6,000,000	Colombia, Government of, Sr. Unsecd. Note, 8.000%, 4/20/2033	6,295,768
8,000,000	Costa Rica, Government of, Sr. Unsecd. Note, 144A, 6.550%, 4/3/2034	8,104,000
1,000,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.500%, 1/30/2030	885,097
2,650,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	2,295,097
700,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.300%, 1/21/2041	565,264
2,300,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 2/22/2033	2,159,702
150,000	Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.050%, 2/3/2031	151,498
5,500,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	4,763,408
6,450,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.875%, 1/30/2060	5,095,492
6,250,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.500%, 2/15/2048	5,548,426
1,200,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.850%, 1/27/2045	1,116,191
500,000	Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	499,278
1,962,500	Ecuador, Government of, Sr. Unsecd. Note, 144A, 2.500%, 7/31/2040	613,281
2,539,550	Ecuador, Government of, Sr. Unsecd. Note, 144A, 3.500%, 7/31/2035	872,976
3,850,000	Ecuador, Government of, Sr. Unsecd. Note, REGS, 2.500%, 7/31/2040	1,203,125
8,075,000	Ecuador, Government of, Sr. Unsecd. Note, REGS, 3.500%, 7/31/2035	2,775,800
1,000,000	Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/31/2030	474,083
EUR 500,000	Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	328,883
$ 800,000	Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	507,363
1,000,000	Egypt, Government of, Sr. Unsecd. Note, 144A, 7.300%, 9/30/2033	617,500
600,000	Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	430,518
400,000	Egypt, Government of, Sr. Unsecd. Note, 144A, 7.625%, 5/29/2032	258,176
1,700,000	Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	999,090
1,000,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 5.875%, 6/11/2025	869,860
EUR 800,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 6.375%, 4/11/2031	526,212
$ 800,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	576,904
2,500,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/29/2032	1,613,600
3,000,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 7.903%, 2/21/2048	1,656,210
3,000,000	Egypt, Government of, Sr. Unsecd. Note, REGS, 8.700%, 3/1/2049	1,746,054
5,040,000	El Salvador, Government of, Sr. Unsecd. Note, REGS, 6.375%, 1/18/2027	3,732,956
2,181,000	El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	1,415,669
500,000	El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	351,466
1,000,000	El Salvador, Government of, Sr. Unsecd. Note, REGS, 9.500%, 7/15/2052	689,919
600,000	Gabon, Government of, Sr. Unsecd. Note, 144A, 7.000%, 11/24/2031	507,000
1,500,000	Gabon, Government of, Sr. Unsecd. Note, REGS, 6.950%, 6/16/2025	1,431,600
2,200,000	Ghana, Government of, Sr. Unsecd. Note, REGS, 6.375%, 2/11/2027	998,087
1,000,000	Ghana, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/16/2029	452,500
2,000,000	Ghana, Government of, Sr. Unsecd. Note, REGS, 7.750%, 4/7/2029	905,000
500,000	Ghana, Government of, Sr. Unsecd. Note, REGS, 8.125%, 3/26/2032	227,610
500,000	Ghana, Government of, Sr. Unsecd. Note, REGS, 8.950%, 3/26/2051	222,360
1,000,000	Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	709,440
4,000,000	Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.900%, 6/1/2030	3,749,957
4,000,000	Guatemala, Government of, Sr. Unsecd. Note, REGS, 5.375%, 4/24/2032	3,800,026
300,030	Honduras, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/15/2024	297,555
EUR 738,000	Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	701,888
$ 1,000,000	Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	897,420

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 2,834,725		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	$ 2,664,641
4,500,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/15/2033	4,038,390
2,300,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 5.850%, 7/7/2030	2,133,738
500,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	444,375
600,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 6.300%, 1/23/2034	453,661
1,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.000%, 5/22/2027	903,450
700,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/28/2028	613,375
1,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.000%, 5/22/2032	861,250
2,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.250%, 2/28/2048	1,561,720
4,600,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	4,117,000
5,200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.450%, 9/16/2032	4,764,500
3,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	2,690,538
1,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.375%, 5/14/2030	1,034,012
3,500,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 4.250%, 1/25/2028	3,245,130
1,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.250%, 1/25/2033	895,000
3,500,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.625%, 9/30/2031	3,281,390
1,700,000	[2,3]	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 12/31/2099	123,250
1,000,000	[2,3]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 1/27/2024	65,384
1,100,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 5.125%, 4/7/2026	1,037,318
1,250,000		Morocco, Government of, Sr. Unsecd. Note, 144A, 4.000%, 12/15/2050	856,250
600,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	496,200
2,800,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.375%, 3/24/2029	2,625,336
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.125%, 9/28/2028	1,727,500
2,300,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	2,052,612
1,200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.143%, 2/23/2030	1,048,500
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.696%, 2/23/2038	1,581,440
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.747%, 1/21/2031	1,866,364
2,200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 9.248%, 1/21/2049	1,909,160
1,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	994,008
2,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	2,018,560
1,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	1,026,498
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.375%, 3/8/2027	2,956,440
1,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.625%, 1/17/2028	994,008
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.000%, 8/1/2029	3,027,840
2,500,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.500%, 3/8/2047	2,403,630
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	2,964,180
2,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/25/2051	2,035,784
1,500,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	795,000
1,100,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 8.250%, 9/30/2025	664,400
2,200,000		Romania, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/14/2051	1,603,976
1,000,000		Romania, Government of, Sr. Unsecd. Note, REGS, 3.625%, 3/27/2032	859,000
900,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	699,750
300,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 4.750%, 1/18/2028	297,756
500,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 5.000%, 1/18/2053	459,541
EUR 500,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	387,849
$ 3,000,000		Senegal, Government of, Sr. Unsecd. Note, REGS, 6.750%, 3/13/2048	2,242,740
3,800,000		Serbia, Government of, Sr. Unsecd. Note, 144A, 6.500%, 9/26/2033	3,807,068
500,000		Sharjah Sukuk Program, Sr. Unsecd. Note, Series EMTN, 4.226%, 3/14/2028	475,625
1,100,000		South Africa, Government of, Sr. Unsecd. Note, 4.850%, 9/30/2029	994,180
1,500,000		South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	1,050,825

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 2,000,000	South Africa, Government of, Sr. Unsecd. Note, 5.650%, 9/27/2047	$ 1,495,188
1,600,000	South Africa, Government of, Sr. Unsecd. Note, 5.875%, 4/20/2032	1,465,997
1,000,000	South Africa, Government of, Sr. Unsecd. Note, 6.250%, 3/8/2041	847,260
500,000	South Africa, Government of, Sr. Unsecd. Note, 6.300%, 6/22/2048	402,925
500,000	Tunisia, Government of, Sr. Unsecd. Note, REGS, 5.750%, 1/30/2025	349,000
1,000,000	Turkey, Government of, Note, 7.375%, 2/5/2025	1,008,200
3,300,000	Turkey, Government of, Sr. Unsecd. Note, 4.250%, 3/13/2025	3,155,526
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 4.250%, 4/14/2026	1,839,640
4,000,000	Turkey, Government of, Sr. Unsecd. Note, 4.750%, 1/26/2026	3,759,376
3,500,000	Turkey, Government of, Sr. Unsecd. Note, 4.875%, 10/9/2026	3,222,975
6,700,000	Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	4,581,393
3,000,000	Turkey, Government of, Sr. Unsecd. Note, 5.125%, 2/17/2028	2,717,640
1,800,000	Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	1,552,320
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 5.600%, 11/14/2024	1,967,720
2,700,000	Turkey, Government of, Sr. Unsecd. Note, 5.750%, 3/22/2024	2,681,721
5,200,000	Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	3,813,451
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 5.875%, 6/26/2031	1,740,320
3,000,000	Turkey, Government of, Sr. Unsecd. Note, 5.950%, 1/15/2031	2,647,200
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 6.000%, 1/14/2041	1,575,000
2,500,000	Turkey, Government of, Sr. Unsecd. Note, 6.000%, 3/25/2027	2,359,825
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	1,859,480
2,500,000	Turkey, Government of, Sr. Unsecd. Note, 6.350%, 8/10/2024	2,490,000
3,100,000	Turkey, Government of, Sr. Unsecd. Note, 6.375%, 10/14/2025	3,029,010
4,000,000	Turkey, Government of, Sr. Unsecd. Note, 6.500%, 9/20/2033	3,572,400
3,000,000	Turkey, Government of, Sr. Unsecd. Note, 6.875%, 3/17/2036	2,684,490
3,500,000	Turkey, Government of, Sr. Unsecd. Note, 7.625%, 4/26/2029	3,446,240
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 9.125%, 7/13/2030	2,079,088
1,500,000	Turkey, Government of, Sr. Unsecd. Note, 9.375%, 1/19/2033	1,581,150
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 9.375%, 3/14/2029	2,092,472
3,500,000	Turkey, Government of, Sr. Unsecd. Note, 9.875%, 1/15/2028	3,716,230
3,000,000	Turkey, Government of, Unsecd. Note, 6.625%, 2/17/2045	2,464,200
1,000,000	Ukraine, Government of, Sr. Unsecd. Note, 144A, 6.876%, 5/21/2031	297,712
1,000,000	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.253%, 3/15/2035	297,500
500,000	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2024	165,000
900,000	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2025	295,409
1,700,000	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2026	530,808
1,000,000	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2027	311,250
1,000,000	Ukraine, Government of, Sr. Unsecd. Note, REGS, 8.994%, 2/1/2026	321,718
1,505,000	Ukraine, Government of, Unsecd. Note, 144A, 7.750%, 8/1/2041	736,842
1,000,000	Ukraine, Government of, Unsecd. Note, REGS, 7.750%, 9/1/2028	313,776
1,500,000	Uzbekistan, Government of, Sr. Unsecd. Note, REGS, 5.375%, 2/20/2029	1,393,920
4,653,000	Venezuela, Government of, Sr. Unsecd. Note, 7.000%, 3/31/2038	383,872
6,920,000	Venezuela, Government of, Sr. Unsecd. Note, 8.250%, 10/13/2024	588,200
2,000,000	Venezuela, Government of, Sr. Unsecd. Note, 9.250%, 5/7/2028	170,000
	TOTAL	341,037,739
	State/Provincial—0.8%
390,000	Brazil Minas SPE, Sec. Fac. Bond, 144A, 5.333%, 2/15/2028	383,592
1,079,000	Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	1,023,432
3,113,200	Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 5.250%, 9/1/2037	1,206,365
5,650,000	Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 5.250%, 9/1/2037	2,189,375

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		State/Provincial—continued
$ 708,401		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 6.990%, 6/1/2027	$ 545,469
253,000		Provincia De Cordoba, Sr. Unsecd. Note, REGS, 6.990%, 6/1/2027	194,810
177,160		Provincia de Entre Rios Argentina, Sr. Unsecd. Note, 144A, 8.100%, 8/8/2028	125,783
		TOTAL	5,668,826
		Telecommunications & Cellular—0.3%
800,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, 144A, 6.625%, 4/24/2028	832,380
1,000,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, REGS, 6.625%, 4/24/2028	1,040,475
		TOTAL	1,872,855
		Transportation—0.6%
2,000,000		DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	1,712,774
1,500,000	[1]	DP World Salaam, Jr. Sub. Note, 6.000%, 10/1/2025	1,495,574
900,000		State Age Roads, Sr. Unsecd. Note, 144A, 6.250%, 6/24/2030	238,500
600,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	598,898
		TOTAL	4,045,746
		Treasury Securities—0.3%
2,000,000		Panama Bonos Del., Sr. Unsecd. Note, Series DOM, 6.375%, 7/25/2033	1,985,460
		Utilities—3.3%
1,200,000		Eig Pearl Holdings Sarl, Sec. Fac. Bond, 144A, 4.387%, 11/30/2046	938,754
3,000,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	2,875,380
1,000,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 6.350%, 8/10/2028	958,460
5,000,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 6.750%, 8/6/2023	4,996,040
3,100,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	3,071,356
4,500,000		Eskom Holdings Soc Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	4,479,943
850,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	720,545
900,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	839,135
400,000		Israel Electric Corp. Ltd., Unsecd. Note, Series GMTN, 3.750%, 2/22/2032	340,340
450,000		NPC Ukrenergo, Sr. Unsecd. Note, 144A, 6.875%, 11/9/2028	125,921
200,000		Pertamina Geothermal Energy PT, Sr. Unsecd. Note, 144A, 5.150%, 4/27/2028	199,500
900,000		State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 5/2/2028	881,483
2,000,000		State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, Series EMTN, 1.625%, 8/5/2030	1,652,286
		TOTAL	22,079,143
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $491,060,267)	485,300,147
		CORPORATE BONDS—25.1%
		Air Transportation—0.3%
900,000		Embraer Netherlands B.V., Sr. Unsecd. Note, 144A, 7.000%, 7/28/2030	910,440
350,000		Gol Finance, Sr. Unsecd. Note, REGS, 7.000%, 1/31/2025	218,050
1,000,000		Latam Airlines Group SA, Sec. Fac. Bond, 144A, 13.375%, 10/15/2027	1,091,140
		TOTAL	2,219,630
		Airport—0.1%
500,000		GMR Hyderabad International Airport Ltd., Term Loan - 1st Lien, 144A, 4.750%, 2/2/2026	479,014
		Automotive—0.3%
300,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	237,991
2,000,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	1,586,606
		TOTAL	1,824,597
		Banking—2.9%
800,000	[1]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 10/7/2026	661,120
2,000,000		Akbank TAS, Sr. Unsecd. Note, 144A, 6.800%, 2/6/2026	1,954,980
1,000,000		Akbank TAS, Sr. Unsecd. Note, REGS, 5.125%, 3/31/2025	963,470
1,300,000	[1]	Al Ahli Bank of Kuwait, Jr. Sub. Note, 7.250%, 9/26/2023	1,279,597

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$ 2,300,000	[2,3,4]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	$ 115,000
1,000,000		Banco Continental, Sr. Unsecd. Note, 144A, 2.750%, 12/10/2025	910,741
500,000		Banco Continental, Sr. Unsecd. Note, REGS, 2.750%, 12/10/2025	455,371
200,000	[1]	Banco General SA, Jr. Sub. Note, 144A, 5.250%, 5/7/2031	176,874
500,000		Banco Industrial, Sub., 144A, 4.875%, 1/29/2031	466,625
1,000,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	907,940
1,900,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 6.625%, 1/24/2032	1,524,750
750,000		Banco Votorantim, Sr. Unsecd. Note, 144A, 4.375%, 7/29/2025	722,039
2,000,000		Bancolombia SA, Sub., 6.909%, 10/18/2027	1,965,400
1,500,000		Bank Leumi Le-Israel, Sub., 3.275%, 1/29/2031	1,347,390
600,000		Bank Leumi Le-Israel, Sub., 7.129%, 7/18/2033	592,950
1,000,000	[1]	Itau Unibanco Holding SA, Jr. Sub. Note, REGS, 7.721%, 12/12/2023	972,005
200,000	[1]	Itau Unibanco Holding SA, Sr. Unsecd. Note, REGS, 4.625%, 2/27/2025	160,000
2,000,000		Korea Development Bank, Sr. Unsecd. Note, 4.375%, 2/15/2028	1,956,647
2,500,000		Shinhan Bank, Sub., 144A, 3.875%, 3/24/2026	2,358,789
1,800,000	[1,2,3,4]	SovCo Capital Partners B.V., Jr. Sub. Note, 144A, 7.600%, 2/17/2027	90,000
		TOTAL	19,581,688
		Beverage & Tobacco—0.1%
1,000,000		Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, Sr. Unsecd. Note, REGS, 5.250%, 4/27/2029	923,421
		Building Materials—0.9%
500,000		Cemex SAB de CV, Sec. Fac. Bond, REGS, 5.450%, 11/19/2029	485,523
3,600,000	[1]	Cemex SAB de CV, Sr. Sub. Note, 144A, 9.125%, 12/14/2023	3,748,659
2,000,000	[1]	Cemex SAB de CV, Sub., REGS, 5.125%, 9/8/2023	1,855,700
		TOTAL	6,089,882
		Chemicals & Plastics—1.4%
2,200,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, 144A, 6.990%, 2/20/2032	1,420,499
800,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, REGS, 7.450%, 11/15/2029	550,282
3,098,000		Cydsa SAB de CV, Sr. Unsecd. Note, REGS, 6.250%, 10/4/2027	2,898,896
1,800,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	1,485,018
2,000,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 6.500%, 9/27/2028	1,852,835
1,500,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	1,501,686
		TOTAL	9,709,216
		Conglomerates—0.3%
2,100,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, REGS, 6.950%, 3/14/2026	2,061,696
		Consumer Products—0.5%
600,000		ATENTO LUXCO 1 SA, REGS, 8.000%, 2/10/2026	33,510
1,000,000		Bidvest Group UK PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/23/2026	904,995
600,000		Frigorifico Concepcion, REGS, 7.700%, 7/21/2028	514,032
600,000		Meituan, Sr. Unsecd. Note, 144A, 3.050%, 10/28/2030	482,488
1,000,000		Melco Resorts Finance, Sr. Unsecd. Note, REGS, 5.375%, 12/4/2029	854,988
500,000		Studio City Co Ltd., Sr. Note, REGS, 7.000%, 2/15/2027	475,733
		TOTAL	3,265,746
		Equipment Lease—0.0%
500,000		Unifin Financiera SA, de, Sr. Unsecd. Note, 144A, 9.875%, 1/28/2029	27,500
		Finance—0.8%
1,262,000		Avianca Midco 2 PLC, REGS, 9.000%, 12/1/2028	1,098,972
300,000		Azul Secured Finance LLP, 144A, 10.875%, 5/28/2030	252,750
350,000		Azul Secured Finance LLP, Sec. Fac. Bond, 144A, 11.930%, 8/28/2028	352,625
600,000		Cibanco SA. Ins De Banca, Sr. Unsecd. Note, REGS, 4.375%, 7/22/2031	450,781

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Finance—continued
$ 3,110,000	[1,2,3]	Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 7.250%, 12/31/2023	$ 342,100
660,000		Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 9.500%, 2/7/2026	75,900
1,000,000		Grupo Aval Ltd., Sr. Unsecd. Note, REGS, 4.375%, 2/4/2030	817,156
500,000		Inversiones Atlantida SA, Sec. Fac. Bond, 144A, 7.500%, 5/19/2026	466,205
2,000,000	[1]	NBK Tier 1 Ltd., Jr. Sub. Note, REGS, 3.625%, 8/24/2026	1,745,890
		TOTAL	5,602,379
		Finance - Retail—0.2%
1,900,000		Ct Trust, Sec. Fac. Bond, REGS, 5.125%, 2/3/2032	1,581,641
		Financial Intermediaries—0.7%
1,600,000	[1]	ADIB Capital Invest 2 Ltd., Jr. Sub. Note, 7.125%, 9/20/2023	1,600,293
650,000		Cimpor Financial Operations, Sr. Unsecd. Note, 144A, 5.750%, 7/17/2024	451,409
900,000		Mx Remit Fund Fiduc Est, Sr. Note, 144A, 4.875%, 1/15/2028	815,293
2,250,000		Mx Remit Fund Fiduc Est, Sr. Note, REGS, 4.875%, 1/15/2028	2,038,233
		TOTAL	4,905,228
		Food Products—1.3%
2,250,000		Cosan Luxembourg SA, Sr. Unsecd. Note, 144A, 7.500%, 6/27/2030	2,263,882
1,000,000		JGSH Philippines Ltd., Sr. Unsecd. Note, 4.125%, 7/9/2030	912,100
3,000,000		Minerva Luxembourg SA, Sr. Unsecd. Note, REGS, 4.375%, 3/18/2031	2,451,000
1,000,000		NBM US Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/6/2029	931,923
2,000,000		NBM US Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/14/2026	1,961,606
		TOTAL	8,520,511
		Food Services—0.5%
2,000,000		Alsea de Mexico SAB de CV, Sr. Unsecd. Note, REGS, 7.750%, 12/14/2026	2,014,388
2,000,000		MHP Lux SA, Sr. Unsecd. Note, REGS, 6.950%, 4/3/2026	1,154,790
		TOTAL	3,169,178
		Hotels, Motels, Inns & Casinos—0.1%
588,828		Grupo Posadas SA de C.V., REGS, 5.000%, 12/30/2027	505,656
		Insurance—0.2%
1,510,000	[1]	AIA Group Ltd., Sub., Series GMTN, 2.700%, 4/7/2026	1,335,154
		Metals & Mining—1.9%
200,000		Endeavour Mining PLC, Sr. Unsecd. Note, 144A, 5.000%, 10/14/2026	181,982
1,750,000		Indika Energy Capital IV Pte. Ltd., REGS, 8.250%, 10/22/2025	1,746,569
2,000,000		JSW Steel Ltd., Sr. Unsecd. Note, REGS, 3.950%, 4/5/2027	1,782,567
1,500,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	1,439,412
1,000,000		Samarco Mineracao SA, Sr. Unsecd. Note, 144A, 5.375%, 9/26/2024	680,000
1,000,000		Stillwater Mining Co., Sr. Unsecd. Note, REGS, 4.000%, 11/16/2026	903,330
5,000,000		Vale Overseas Ltd., 6.125%, 6/12/2033	5,031,480
600,000		Vedanta Resources II PLC, Sr. Unsecd. Note, REGS, 8.950%, 3/11/2025	390,253
900,000		Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 6.125%, 8/9/2024	586,941
		TOTAL	12,742,534
		Oil & Gas—3.8%
2,651,767		AI Candelaria Spain SLU, Sec. Fac. Bond, REGS, 7.500%, 12/15/2028	2,471,401
1,600,000		Canacol Energy Ltd., Sr. Unsecd. Note, 144A, 5.750%, 11/24/2028	1,403,428
3,000,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 4.875%, 3/30/2026	2,807,625
800,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 8.500%, 9/30/2033	802,000
700,000		Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 6.250%, 2/15/2025	607,676
4,421,300		Guara Norte Sarl, Sr. Note, 144A, 5.198%, 6/15/2034	3,949,326
2,080,000		Hunt Oil Co. of Peru, Sr. Unsecd. Note, REGS, 6.375%, 6/1/2028	2,000,124
800,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.500%, 3/1/2028	712,617
1,000,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.750%, 5/1/2027	919,718

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$ 1,000,000		Kosmos Energy Ltd., Sr. Unsecd. Note, REGS, 7.125%, 4/4/2026	$ 940,125
289,875		MC Brazil Downstream Trading S.rl, Sec. Fac. Bond, REGS, 7.250%, 6/30/2031	188,447
1,000,000		Medco Laurel Tree Pte. Ltd., Sr. Unsecd. Note, 144A, 6.950%, 11/12/2028	918,727
1,000,000		Medco Laurel Tree Pte. Ltd., Sr. Unsecd. Note, REGS, 6.950%, 11/12/2028	918,727
1,214,000		Orazul Energy Egenor SCA, Sr. Unsecd. Note, REGS, 5.625%, 4/28/2027	1,098,585
500,000	[1]	Petron Corp., Sr. Unsecd. Note, 5.950%, 4/19/2026	460,007
1,500,000		Puma International Financing SA, Sr. Unsecd. Note, 144A, 5.125%, 10/6/2024	1,492,320
500,000		SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	447,825
2,050,000		Sierracol Energy Andina, LLC, Sr. Unsecd. Note, REGS, 6.000%, 6/15/2028	1,618,710
521,000		Tullow Oil PLC, Sec. Fac. Bond, 144A, 10.250%, 5/15/2026	424,198
1,000,000		Tupras Turkiye Petrol Rafinerileri A.S., Sr. Unsecd. Note, REGS, 4.500%, 10/18/2024	970,366
700,000		Vivo Energy Investments, Sr. Unsecd. Note, 144A, 5.125%, 9/24/2027	642,250
		TOTAL	25,794,202
		Pharmaceuticals—1.4%
1,200,000		Teva Pharmaceutical Finance LLC, Sr. Unsecd. Note, 6.150%, 2/1/2036	1,089,959
1,500,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	1,358,409
1,500,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 4.750%, 5/9/2027	1,400,126
6,000,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 5.125%, 5/9/2029	5,503,020
200,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 8.125%, 9/15/2031	212,118
		TOTAL	9,563,632
		Rail Industry—0.1%
322,127		Panama Canal Railway Co., Sec. Fac. Bond, 144A, 7.000%, 11/1/2026	327,065
279,200		Panama Canal Railway Co., Sr. Note, REGS, 7.000%, 11/1/2026	283,480
		TOTAL	610,545
		Real Estate—0.5%
1,000,000		Country Garden Holdings Co., 3.300%, 1/12/2031	139,800
2,000,000		Longfor Properties, Sr. Unsecd. Note, 4.500%, 1/16/2028	1,551,075
2,100,000	[2,3]	Shimao Group Holdings Ltd., Sr. Unsecd. Note, 4.750%, 12/31/2099	151,925
2,000,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	1,220,000
		TOTAL	3,062,800
		Retailers—0.6%
800,000	[2,3]	Future Retail Ltd., Sec. Fac. Bond, 144A, 5.600%, 1/22/2025	23,040
500,000		Grupo Axo SA, De Cv, Sr. Unsecd. Note, REGS, 5.750%, 6/8/2026	438,203
850,000		InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	737,388
2,700,000		JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	2,582,389
1,200,000	[2,3]	Sri Rejeki Isman Tbk, Sr. Unsecd. Note, REGS, 7.250%, 1/16/2025	34,800
		TOTAL	3,815,820
		Services—0.1%
800,000		Bukit Makmur Mandiri Utama, REGS, 7.750%, 2/10/2026	678,880
		Technology Services—0.9%
500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	391,032
2,000,000		Baidu, Inc., Sr. Unsecd. Note, 3.425%, 4/7/2030	1,781,703
1,500,000		Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.595%, 1/19/2028	1,400,775
1,500,000	[5]	Tencent Holdings Ltd., Sr. Unsecd. Note, REGS, 6.470% (CME Term SOFR 3 Month +1.171%), 4/11/2024	1,506,988
1,300,000		Xiaomi Best Time International Ltd., Sr. Unsecd. Note, 144A, 3.375%, 4/29/2030	1,073,914
		TOTAL	6,154,412
		Telecommunications & Cellular—2.6%
12,000,000	[4]	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 9.500%, 1/27/2031	711,558
1,000,000		Digicel International Finance Ltd., Sub., REGS, 8.000%, 12/31/2026	185,000
500,000	[1]	Digicel Ltd., Sr. Unsecd. Note, REGS, 6.750%, 3/1/2024	85,000

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications & Cellular—continued
$ 2,000,000		HTA Group Ltd., Sr. Unsecd. Note, 144A, 7.000%, 12/18/2025	$ 1,914,220
2,000,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 6.250%, 11/29/2028	1,656,720
3,000,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	2,745,660
2,300,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, REGS, 8.000%, 9/18/2027	2,105,006
1,400,000		Kenbourne Invest SA, Sr. Unsecd. Note, REGS, 6.875%, 11/26/2024	1,230,873
1,300,000		Telecom of Trin & Tobago, Sec. Fac. Bond, REGS, 8.875%, 10/18/2029	1,072,312
1,000,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2027	943,657
1,300,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, REGS, 5.875%, 4/15/2027	1,226,754
500,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	485,400
2,000,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 6.875%, 2/28/2025	1,946,560
1,500,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, REGS, 5.750%, 10/15/2025	1,444,937
		TOTAL	17,753,657
		Transportation—0.4%
1,963,239		Acu Petroleo Luxembourg, Sec. Fac. Bond, 144A, 7.500%, 1/13/2032	1,757,938
1,100,000		Simpar Europe SA, Sr. Unsecd. Note, 144A, 5.200%, 1/26/2031	890,412
		TOTAL	2,648,350
		Utilities—2.2%
1,000,000	[1]	AES Gener SA, Jr. Sub. Note, REGS, 6.350%, 10/7/2079	945,732
1,502,000		Empresa Electrica Cochra, 144A, 5.500%, 5/14/2027	1,412,225
1,400,000		Enfragen Energia Sur SA, REGS, 5.375%, 12/30/2030	927,164
990,000		Enfragen Energia Sur SA, Sr. Secd. Note, 144A, 5.375%, 12/30/2030	655,637
300,000		Fs Luxembourg Sarl, Sec. Fac. Bond, REGS, 10.000%, 12/15/2025	309,361
1,400,000		Globeleq Mesoamerica, Sr. Note, 144A, 6.250%, 4/26/2029	1,313,550
1,205,750		Greenko Power II Ltd., Sr. Unsecd. Note, REGS, 4.300%, 12/13/2028	1,064,002
600,000		India Clean Energy Hldg, 144A, 4.500%, 4/18/2027	505,422
445,000		Inkia Energy Ltd., Sr. Unsecd. Note, REGS, 5.875%, 11/9/2027	426,421
900,000		Light Servicos Energia, Sr. Unsecd. Note, REGS, 4.375%, 6/18/2026	407,250
206,775		LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	190,495
1,450,000		Minejesa Capital BV, Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	1,204,260
1,750,000		Mong Duong Finance Holdings B.V., 144A, 5.125%, 5/7/2029	1,583,705
877,000		ReNew Power Ltd., Term Loan - 1st Lien, REGS, 5.875%, 3/5/2027	821,091
1,000,000		Rio Energy SA / UGEN SA / UENSA. SA, 144A, 6.875%, 2/1/2025	721,075
400,000	[1]	SMC Global Power Holdings Corp., Sr. Unsecd. Note, 5.450%, 12/9/2026	288,280
750,000	[1]	SMC Global Power Holdings Corp., Sr. Unsecd. Note, 7.000%, 10/21/2025	660,000
1,610,450		Termocandelaria Power, Sr. Unsecd. Note, REGS, 7.875%, 1/30/2029	1,495,014
		TOTAL	14,930,684
		TOTAL CORPORATE BONDS (IDENTIFIED COST $182,056,783)	169,557,653
		COMMON STOCKS—0.2%
		Automotive—0.1%
2,300,000		Tenedora Nemak SA, de CV	549,418
		Oil & Gas—0.1%
54,320		Petroleo Brasileiro SA, ADR	797,417
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,361,762)	1,346,835
		PURCHASED CALL OPTION—0.0%
1,200,000		JP Morgan, USD CALL/MXN PUT (CALL-Option), Notional Amount $189,552,000, Exercise Price $16.990, Expiration Date 8/1/2023 (IDENTIFIED COST $6,696)	98

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	INVESTMENT COMPANY—1.2%
7,597,586	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.32%[6] (IDENTIFIED COST $7,596,748)	$ 7,596,827
	TOTAL INVESTMENT IN SECURITIES—98.4% (IDENTIFIED COST $682,082,256)	663,801,560
	OTHER ASSETS AND LIABILITIES - NET—1.6%[7]	11,134,097
	TOTAL NET ASSETS—100%	$674,935,657
At July 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes Long Futures	20	$2,924,671	September 2023	$39,990
United States Treasury Notes 5-Year Long Futures	20	$2,136,406	September 2023	$(22,942)
United States Treasury Notes 10-Year Long Futures	140	$15,596,875	September 2023	$(258,243)
Short Futures:
United States Treasury Long Bond Short Futures	40	$4,977,500	September 2023	$86,718
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(154,477)
The average notional value of long and short futures contracts held by the Fund throughout the period was $21,668,780 and $1,195,734, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At July 31, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
8/15/2023	Morgan Stanley	495,858	AUD	$336,217	$(3,000)
8/15/2023	HSBC Bank USA	585,525	AUD	$400,000	$(6,527)
8/15/2023	Citibank N.A.	603,131	AUD	$400,000	$5,304
8/15/2023	JPMorgan Chase Bank, N.A.	4,000,000	BRL	$815,324	$28,538
8/15/2023	Citibank N.A.	800,000	EUR	$883,629	$(3,483)
8/15/2023	Bank Of America, N.A.	724,193	EUR	$800,000	$(3,255)
8/15/2023	Citibank N.A.	734,454	EUR	$800,000	$8,034
8/15/2023	HSBC Bank USA	7,078,275,000	IDR	$473,720	$(4,391)
8/15/2023	BNP Paribas SA	105,970,272	JPY	$800,000	$(53,628)
8/15/2023	Morgan Stanley	54,741,156	JPY	$400,000	$(14,446)
8/15/2023	BNP Paribas SA	109,394,000	JPY	$800,000	$(29,513)
8/15/2023	Morgan Stanley	4,157,456	NOK	$400,000	$10,402
8/15/2023	Bank Of America, N.A.	4,358,961	NOK	$400,000	$30,293
8/15/2023	BNP Paribas SA	532,322	NZD	$337,812	$(7,178)
8/15/2023	Bank Of America, N.A.	1,255,409	NZD	$800,000	$(20,245)
9/5/2023	HSBC Bank USA	4,847,240	BRL	$1,000,000	$18,938
9/5/2023	Morgan Stanley	2,500,000	BRL	$512,428	$13,096
9/12/2023	Citibank N.A.	600,000,000	CLP	$734,143	$(22,096)
9/12/2023	Barclays Bank PLC Wholesale	2,096,300,000	CLP	$2,588,121	$(100,348)
9/12/2023	BNP Paribas SA	500,000,000	CLP	$611,838	$(18,466)
9/14/2023	Barclays Bank PLC Wholesale	58,000,000	MXN	$3,302,958	$134,243
9/20/2023	BNP Paribas SA	2,378,640,000	COP	$601,397	$(3,068)
9/20/2023	Morgan Stanley	1,833,100	PEN	$506,815	$30

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
8/15/2023	Barclays Bank PLC Wholesale	599,933	AUD	$413,333	$10,178
8/15/2023	Credit Agricole CIB	4,000,000	BRL	$809,274	$(34,587)
8/15/2023	Barclays Bank PLC Wholesale	329,654	EUR	$885,760	$2,313
8/15/2023	Barclays Bank PLC Wholesale	800,000	EUR	$885,760	$5,614
8/15/2023	HSBC Bank USA	267,000	GBP	$337,812	$(4,865)
8/15/2023	Citibank N.A.	267,000	GBP	$336,217	$(6,460)
8/15/2023	Morgan Stanley	138,423,000	JPY	$1,000,000	$25,056
8/15/2023	UBS AG	4,059,170	NOK	$400,000	$(700)
8/15/2023	JPMorgan Chase Bank, N.A.	4,014,561	NOK	$400,000	$3,704
8/15/2023	State Street Bank & Trust	627,739	NZD	$400,000	$10,101
9/5/2023	BNP Paribas SA	5,008,032	BRL	$1,000,000	$(52,738)
9/5/2023	Barclays Bank PLC Wholesale	4,990,310	BRL	$1,000,000	$(49,012)
9/5/2023	JPMorgan Chase Bank, N.A.	5,000,000	BRL	$1,008,585	$(42,464)
9/12/2023	Morgan Stanley	3,196,300,000	CLP	$4,003,081	$209,889
9/12/2023	Morgan Stanley	500,000,000	CLP	$619,871	$26,498
9/12/2023	Bank Of America, N.A.	800,000,000	CLP	$991,240	$41,844
9/12/2023	Morgan Stanley	421,305,000	CLP	$499,472	$(509)
9/14/2023	Morgan Stanley	58,000,000	MXN	$3,318,898	$(118,302)
9/20/2023	Morgan Stanley	2,650,000	EUR	$2,905,938	$(14,679)
9/20/2023	Morgan Stanley	35,000,000	MXN	$2,014,698	$(57,085)
9/20/2023	Bank Of America, N.A.	1,833,100	PEN	$499,564	$(7,281)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(94,251)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $338,633 and $266,249, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At July 31, 2023, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 07/31/2023[8]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Morgan Stanley	Buy Protection on CDX	Sell	1.000%	06/20/2028	2.11%	$5,000,000	$(228,378)	$(260,214)	$31,837
Goldman Sachs	Buy Protection on CDX	Buy	(1.000)%	06/20/2028	1.01%	$8,000,000	$2,745	$22,415	$(19,671)
Morgan Stanley	Buy Protection on CDX	Buy	(1.000)%	06/20/2028	1.67%	$2,000,000	$55,680	$70,050	$(14,370)
Goldman Sachs	Buy Protection on CDX	Sell	(1.000)%	06/20/2028	0.72%	$2,000,000	$(24,522)	$(17,340)	$(7,182)
TOTAL CREDIT DEFAULT SWAPS							$(194,475)	$(185,089)	$(9,386)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $14,280,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $5,301 and $9,550, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $34,257 and $10,059, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures, Foreign Exchange Contracts and the value of Swap Contracts and Written Options Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2022	$355,782
Purchases at Cost	$557,918,095
Proceeds from Sales	$(550,678,623)
Change in Unrealized Appreciation/Depreciation	$45
Net Realized Gain/(Loss)	$1,528
Value as of 7/31/2023	$7,596,827
Shares Held as of 7/31/2023	7,597,586
Dividend Income	$493,761

1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Issuer in default.
3	Non-income-producing security.
4
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

5	Floating/variable note with current rate and current maturity or next reset date shown.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
8
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$485,300,147	$—	$485,300,147
Corporate Bonds	—	168,641,095	916,558	169,557,653
Purchased Call Option	—	98	—	98
Equity Securities:
Common Stocks
International	1,346,835	—	—	1,346,835
Investment Company	7,596,827	—	—	7,596,827
TOTAL SECURITIES	$8,943,662	$653,941,340	$916,558	$663,801,560
Other Financial Instruments:
Assets
Futures Contracts	$126,708	$—	$—	$126,708
Foreign Exchange Contracts	—	584,075	—	584,075
Swap Contracts	—	58,425	—	58,425
Liabilities
Futures Contracts	(281,185)	—	—	(281,185)
Foreign Exchange Contracts	—	(678,326)	—	(678,326)
Swap Contracts	—	(252,900)	—	(252,900)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(154,477)	$(288,726)	$—	$(443,203)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BRL	—Brazilian Real
CJSC	—Closed Joint Stock Company
CLP	—Chilean Peso
COP	—Colombian Peso
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—British Pound
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
JPY	—Japanese Yen
LLP	—Limited Liability Partnership
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Nuevo Sol
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate